Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001284812
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	Cohen & Steers, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32236
Entity Tax Identification Number	14-1904657
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	832-3232
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false